Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Clearwater Investment Trust
Entity Central Index Key	0000811161
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002050 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Core Equity Fund
Class Name	Clearwater Core Equity Fund
Trading Symbol	QWVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater Core Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Core Equity Fund	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 1,302,610,227
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 1,269,290
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,302,610,227
Total number of portfolio holdings	555
Total advisory fees paid (after waiver/reimbursement)	$1,269,290
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.87%
Microsoft Corp.	6.34%
Apple, Inc.	5.23%
Meta Platforms, Inc., Class A	3.36%
Amazon.com, Inc.	3.15%
Broadcom, Inc.	2.31%
Alphabet, Inc., Class A	2.27%
Berkshire Hathaway, Inc., Class B	1.65%
Tesla, Inc.	1.54%
JPMorgan Chase & Co.	1.25%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.87%
Microsoft Corp.	6.34%
Apple, Inc.	5.23%
Meta Platforms, Inc., Class A	3.36%
Amazon.com, Inc.	3.15%
Broadcom, Inc.	2.31%
Alphabet, Inc., Class A	2.27%
Berkshire Hathaway, Inc., Class B	1.65%
Tesla, Inc.	1.54%
JPMorgan Chase & Co.	1.25%

C000002051 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Select Equity Fund
Class Name	Clearwater Select Equity Fund
Trading Symbol	QWVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater Select Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Select Equity Fund	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 426,982,313
Holdings Count | Holding	717
Advisory Fees Paid, Amount	$ 1,948,294
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$426,982,313
Total number of portfolio holdings	717
Total advisory fees paid (after waiver/reimbursement)	$1,948,294
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
WSFS Financial Corp.	1.09%
Arlo Technologies, Inc.	1.02%
American Woodmark Corp.	0.94%
Columbia Banking System, Inc.	0.94%
Malibu Boats, Inc., Class A	0.88%
Advance Auto Parts, Inc.	0.84%
Limbach Holdings, Inc.	0.82%
Steelcase, Inc., Class A	0.82%
Air Lease Corp.	0.80%
Woodward, Inc.	0.79%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
WSFS Financial Corp.	1.09%
Arlo Technologies, Inc.	1.02%
American Woodmark Corp.	0.94%
Columbia Banking System, Inc.	0.94%
Malibu Boats, Inc., Class A	0.88%
Advance Auto Parts, Inc.	0.84%
Limbach Holdings, Inc.	0.82%
Steelcase, Inc., Class A	0.82%
Air Lease Corp.	0.80%
Woodward, Inc.	0.79%

C000002052 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Tax-Exempt Bond Fund
Class Name	Clearwater Tax-Exempt Bond Fund
Trading Symbol	QWVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Tax-Exempt Bond Fund	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 787,204,951
Holdings Count | Holding	796
Advisory Fees Paid, Amount	$ 1,111,197
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$787,204,951
Total number of portfolio holdings	796
Total advisory fees paid (after waiver/reimbursement)	$1,111,197
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.64%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.64%
MINNESOTA ST HSG FIN AGY	0.56%
UTAH ST HSG CORP	0.52%
GEORGIA ST HSG & FIN AUTH REVENUE	0.51%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.50%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.50%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.50%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.49%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.45%
State Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.64%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.64%
MINNESOTA ST HSG FIN AGY	0.56%
UTAH ST HSG CORP	0.52%
GEORGIA ST HSG & FIN AUTH REVENUE	0.51%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.50%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.50%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.50%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.49%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.45%

C000073549 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater International Fund
Class Name	Clearwater International Fund
Trading Symbol	QCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clearwater International Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Six Months (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Fund	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Net Assets	$ 1,192,004,804
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 4,074,452
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,192,004,804
Total number of portfolio holdings	514
Total advisory fees paid (after waiver/reimbursement)	$4,074,452
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Safran S.A.	1.75%
Arch Capital Group Ltd.	1.73%
Glenveagh Properties PLC	1.57%
Siemens Energy A.G.	1.55%
Rolls-Royce Holdings PLC	1.35%
UBS Group A.G. (Registered)	1.32%
Danone S.A.	1.28%
BAE Systems PLC	1.27%
Sea Ltd. ADR	1.26%
Novartis A.G. (Registered)	1.24%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Safran S.A.	1.75%
Arch Capital Group Ltd.	1.73%
Glenveagh Properties PLC	1.57%
Siemens Energy A.G.	1.55%
Rolls-Royce Holdings PLC	1.35%
UBS Group A.G. (Registered)	1.32%
Danone S.A.	1.28%
BAE Systems PLC	1.27%
Sea Ltd. ADR	1.26%
Novartis A.G. (Registered)	1.24%